Related Parties - Feelux Bonds (Details)		3 Months Ended		12 Months Ended
	Sep. 15, 2018 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Parties Related Party Debt
Amount borrowed		$ 20,686,000		$ 19,973,000	$ 16,050,000
Proceeds from bonds		713,000	$ 1,200,000	3,923,000	3,406,000
Accrued interest, related parties		1,071,000		955,000	616,000
Interest expense		116,000	63,000	339,000	175,000
Related party
Related Parties Related Party Debt
Amount borrowed		20,686,000		19,973,000	16,050,000
Related party | Feelux Bonds
Related Parties Related Party Debt
Amount borrowed	$ 10,000,000	10,000,000		10,000,000	10,000,000
Interest rate	1.00%
Warrants issued | shares	6,666,666
Exercise price of warrants | $ / shares	$ 1.5
Fair value	$ 6,400,000
Contractual term	5 years
Proceeds from bonds	$ 10,000,000	10,000,000		10,000,000	10,000,000
Debt discount	$ 4,500,000
Effective interest rate	21.00%
Accrued interest, related parties		700,000		600,000	500,000
Interest expense				$ 100,000	$ 100,000
Related party | Feelux Bonds | Expected stock volatility
Related Parties Related Party Debt
Measurement input	82
Related party | Feelux Bonds | Risk-free interest rate
Related Parties Related Party Debt
Measurement input	2.9
Related party | Feelux Bonds | Expected dividends
Related Parties Related Party Debt
Measurement input	0
Related party | Feelux Bonds | Feelux Co. Ltd | Maximum [Member]
Related Parties Related Party Debt
Interest expense relating to loan		$ 100,000	$ 100,000